Income Taxes - Income tax expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
U.S. Statutory rate	$ 3,224,547	$ 1,896,305
Items not allowed for tax purposes	1,705,372	2,113,651
Foreign tax rate differential	(2,367)	(90,772)
Additional foreign taxation	27,495	(36,939)
Withholding tax on dividends		(162,112)
Prior year over provision	125,887
Movement in valuation allowances	(1,379,714)	(323,114)
Other differences		(76,361)
Income tax benefit (expense)	$ 290,476	$ (906,644)